Statement of Changes in Net Assets Available for Benefits - EBP 3.0	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Participation in net income of Master Trust	$ 236,841,063
Interest income from notes receivable from participants	217,620
Contributions:
Rollovers	1,276,359
Participant	5,749,568
Employer	1,266,351
Total contributions	8,292,278
Total additions	245,350,961
Deductions from net assets attributed to:
Benefits paid to participants	194,643,056
Administrative expenses	352,684
Total deductions	194,995,740
Net increase prior to transfers	50,355,221
Net transfers within Master Trust	11,224,876
Net increase	61,580,097
Net assets available for benefits:
Beginning of year	1,476,761,632
End of year	$ 1,538,341,729